Document and Entity Information	Feb. 08, 2021
Cover [Abstract]
Entity Registrant Name	Verso Corp
Amendment Flag	false
Entity Central Index Key	0001421182
Document Type	8-K
Document Period End Date	Feb. 08, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34056
Entity Tax Identification Number	75-3217389
Entity Address, Address Line One	8540 Gander Creek Drive
Entity Address, City or Town	Miamisburg
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45342
City Area Code	(877)
Local Phone Number	855-7243
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	VRS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false